Funding debts - Group's outstanding funding debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term:
Short-term funding debt	¥ 1,512,510	$ 231,802	¥ 2,291,723
Long-term:
Long-term funding debts	15,000	$ 2,299	7,500
Loans payable to investors of consolidated Trust
Short-term:
Short-term funding debt	1,512,510		2,291,723
Long-term:
Long-term funding debts	¥ 15,000		¥ 7,500